4. Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4 Intangible Assets

Intangible assets (patents) consisted of the following at March 31, 2016 and December 31, 2015:

	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)

Patents	$110,387	$103,792
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(22,395)	(20,618)
Patents - net	$87,992	$83,174

Amortization expense associated with patents amounted to $1,777 for the three months ended March 31, 2016 and $1,015 for the three months ended March 31, 2015.

At March 31, 2016, future amortization of intangible assets was as follows:

Year Ending December 31
2016	$5,496
2017	7,359
2018	7,359
2019	7,359
2020	7,359
2021 and Thereafter	53,040
$87,992

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.

Note 4 Intangible Assets

Intangible assets (patents) consisted of the following at December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Patents	$103,792	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(20,618)	(15,271)
Patents - net	$83,174	$46,419

At December 31, 2015, future amortization of intangible assets was as follows:

Year Ending December 31
2016	$6,889
2017	6,919
2018	6,919
2019	6,919
2020	6,938
2021 and Thereafter	48,590
$83,174

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.